Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Government Money Market Fund - Class A | Tri-party TD Securities (USA) LLC 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Government Money Market Fund - Class A | Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 03/04/2025 4.160% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks 02/03/2025 2.830% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes 02/18/2025 4.070% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 02/18/2025 4.090% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Government Money Market Fund - Class A | Federal Agricultural Mortgage Corp. 01/06/2027 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 03/13/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 04/17/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 07/03/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Class A | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Columbia Government Money Market Fund - Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Government Money Market Fund - Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Government Money Market Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Government Money Market Fund - Institutional Class | Tri-party TD Securities (USA) LLC 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Government Money Market Fund - Institutional Class | Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 03/04/2025 4.160% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks 02/03/2025 2.830% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes 02/18/2025 4.070% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 02/18/2025 4.090% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Government Money Market Fund - Institutional Class | Federal Agricultural Mortgage Corp. 01/06/2027 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 03/13/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 04/17/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 07/03/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund - Institutional Class | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Columbia Government Money Market Fund - Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Government Money Market Fund - Institutional Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Government Money Market Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Government Money Market Fund Institutional 2 Class | Tri-party TD Securities (USA) LLC 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Government Money Market Fund Institutional 2 Class | Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Government Money Market Fund Institutional 2 Class | U.S. Treasury Bills 03/04/2025 4.160% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Government Money Market Fund Institutional 2 Class | Federal Home Loan Banks 02/03/2025 2.830% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Government Money Market Fund Institutional 2 Class | Federal Home Loan Banks Discount Notes 02/18/2025 4.070% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Government Money Market Fund Institutional 2 Class | U.S. Treasury Bills 02/18/2025 4.090% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Government Money Market Fund Institutional 2 Class | Federal Agricultural Mortgage Corp. 01/06/2027 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 2 Class | U.S. Treasury Bills 03/13/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 2 Class | U.S. Treasury Bills 04/17/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 2 Class | U.S. Treasury Bills 07/03/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 2 Class | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Columbia Government Money Market Fund Institutional 2 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Government Money Market Fund Institutional 2 Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Government Money Market Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Government Money Market Fund Institutional 3 Class | Tri-party TD Securities (USA) LLC 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Government Money Market Fund Institutional 3 Class | Tri-party RBC Dominion Securities, Inc. 02/03/2025 4.330% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Government Money Market Fund Institutional 3 Class | U.S. Treasury Bills 03/04/2025 4.160% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Government Money Market Fund Institutional 3 Class | Federal Home Loan Banks 02/03/2025 2.830% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Government Money Market Fund Institutional 3 Class | Federal Home Loan Banks Discount Notes 02/18/2025 4.070% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Government Money Market Fund Institutional 3 Class | U.S. Treasury Bills 02/18/2025 4.090% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Government Money Market Fund Institutional 3 Class | Federal Agricultural Mortgage Corp. 01/06/2027 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 3 Class | U.S. Treasury Bills 03/13/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 3 Class | U.S. Treasury Bills 04/17/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 3 Class | U.S. Treasury Bills 07/03/2025 4.230% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Government Money Market Fund Institutional 3 Class | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Columbia Government Money Market Fund Institutional 3 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Government Money Market Fund Institutional 3 Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Government Money Market Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%